ROYALTY INTEREST	12 Months Ended
Dec. 31, 2024
Royalty Interest
ROYALTY INTEREST

NOTE 4. ROYALTY INTEREST

Pursuant to the Purchase and Sale Agreement with an unrelated third party dated May 2019, in which the Company sold three oil sands leases located in the southeast portion of the Peace River oil sands area, the Company retained a 2.5% gross overriding royalty on all petroleum substances produced from the leases. For the years ended December 31, 2024 and 2023, the Company earned royalties of $135,006 and $199,435, respectively. The royalty receivables as of December 31, 2024 and 2023 were $18,002 and $22,047, respectively.